POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 11, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 27, 2015

Effective after the close of the markets on June 19, 2015 (“the “Effective Date”), the names and methodologies of certain underlying indexes will change for certain portfolios of PowerShares Exchange-Traded Fund Trust II.

Therefore, on the Effective Date, the names of the following indexes on page 104 of the Statement of Additional Information will be revised as indicated in the table below.

Portfolio	Current Name of Underlying Index	New Name of Underlying Index
PowerShares KBW Bank Portfolio	KBW Bank Index	KBW Nasdaq Bank Index

PowerShares KBW Capital Markets Portfolio	KBW Capital Markets Index	KBW Nasdaq Capital Markets Index

PowerShares KBW High Dividend Yield Financial Portfolio	KBW Financial Sector Dividend Yield Index	KBW Nasdaq Financial Sector Dividend Yield Index

PowerShares KBW Insurance Portfolio	KBW Insurance Index	KBW Nasdaq Insurance Index

PowerShares KBW Premium Yield Equity REIT Portfolio	KBW Premium Yield Equity REIT Index	KBW Nasdaq Premium Yield Equity REIT Index

PowerShares KBW Property & Casualty Insurance Portfolio	KBW Property & Casualty Index	KBW Nasdaq Property & Casualty Index

PowerShares KBW Regional Banking Portfolio	KBW Regional Banking Index	KBW Nasdaq Regional Banking Index

As of the Effective Date, all references in the Statement of Additional Information to a “KBW” Index are revised to reflect a “KBW Nasdaq” Index as set forth in the table above.

Additionally, as of the Effective Date, on pages 106 and 107, KBW Index descriptions are revised as follows –

“KBW Nasdaq Bank Index

The KBW Nasdaq Bank Index is a modified-market capitalization-weighted index designed to track the performance of leading banks and thrifts that are publicly-traded in the U.S. The Index includes banking stocks representing large U.S. national money centers, regional banks and thrift institutions.

KBW Nasdaq Capital Markets Index

The KBW Nasdaq Capital Markets Index is a modified-market capitalization-weighted index designed to track the performance of companies that conduct business as broker-dealers, asset managers, trust and custody banks or exchanges that are publicly traded in the U.S.

KBW Nasdaq Financial Sector Dividend Yield Index

The KBW Nasdaq Financial Sector Dividend Yield Index is a modified-dividend yield-weighted index designed to track the performance of financial companies that are publicly-traded in the U.S with competitive dividend yields. The Index includes companies principally engaged in the business of providing financial services and products.

KBW Nasdaq Insurance Index

The KBW Nasdaq Insurance Index is a modified-market capitalization-weighted index designed to track the performance of U.S. companies in the insurance industry.

KBW Nasdaq Premium Yield Equity REIT Index

The KBW Nasdaq Premium Yield Equity REIT Index is a modified-dividend yield-weighted index designed to track the performance of domestic equity REITs that are publicly-traded in the U.S with competitive dividend yields.

KBW Nasdaq Property & Casualty Index

The KBW Nasdaq Property & Casualty Index is a modified-market capitalization-weighted index designed to reflect the performance of U.S. property & casualty insurance companies.

KBW Nasdaq Regional Banking Index

The KBW Nasdaq Regional Banking Index is a modified-market capitalization-weighted index designed to track the performance of U.S. regional banks and thrifts that are publicly traded in the U.S.”

Please Retain This Supplement for Future Reference.

P-PS-SAI SUP-1 061115

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